Share capital - Summary of share purchase warrants (Detail) - Warrant [Member] warrants in Thousands	12 Months Ended
Dec. 31, 2020 warrants $ / shares
Statement [Line Items]
Number of share purchase warrants	14,404
Exercise price range one [Member]
Statement [Line Items]
Number of share purchase warrants	8,655
Exercise price per share | $ / shares	$ 0.55
Expiry	Jan. 10, 2022
Exercise price range Two [Member]
Statement [Line Items]
Number of share purchase warrants	610
Exercise price per share | $ / shares	$ 0.55
Expiry	Jan. 12, 2022
Exercise price range Three [Member]
Statement [Line Items]
Number of share purchase warrants	5,139
Exercise price per share | $ / shares	$ 0.60
Expiry	Sep. 13, 2023